Fair value on a recurring basis (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding	$ 205
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and Rights Outstanding	$ 205